September 6, 2002


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-4  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-47406)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-4 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

AEGON/Transamerica Capital Guardian Global
AEGON/Transamerica Capital Guardian Value
AEGON/Transamerica Federated Growth and
         Income
AEGON/Transamerica Transamerica Equity
AEGON/Transamerica Transamerica Money Market
AEGON/Transamerica Van Kampen
         Emerging Growth

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus Investment Portfolios - MidCap
         Stock - Initial Shares
Dreyfus VIF Appreciation
Dreyfus VIF Small Cap
The Dreyfus Socially Responsible Growth
         Fund, Inc. - Initial Shares

Fidelity VIP Contra Fund Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity BIP Index 500 Portfolio

Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund
Franklin Technology Securities Fund -
         Class 2


Janus Aspen Series Balanced -
         Service Shares
Janus Aspen Series Worldwide Growth -
         Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

Miller Anderson UIF Core Plus Fixed Income
Miller Anderson UIF High Yield

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Van Kampen UIF Emerging Markets Equity
Van Kampen UIF International Magnum

These Semi-Annual Reports are for the period ending June 30, 2002 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

Entity:  AEGON/Transamerica Capital Guardian Global
         AEGON/Transamerica Capital Guardian Value
         AEGON/Transamerica Federated Growth and Income
         AEGON/Transamerica Transamerica Equity
         AEGON/Transamerica Transamerica Money Market
         AEGON/Transamerica Van Kampen Emerging Growth
File No.:         811-4419
Date of Filing:   8-26-2002
Accession No.     0000950144-02-009244
CIK:     0000778207


Entity:  Alger American Fund Income and Growth
File No.:         811-05550
Date of Filing:   8-22-2002
Accession No.     0000930413-02-002633
CIK:     0000930413


Entity:  Alliance VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  8-19-2002
Accession No.  0000936772-02-000321
CIK: 0000825316


Entity:  Alliance VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  8-19-2002
Accession No.  000936772-02-000313
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock
File No.:         811-08673
Date of Filing:    8-28-2002
Accession No.     :  0001056707-02-000013
CIK:     0001056707

Entity:  The Dreyfus Socially Responsible Growth Fund, Inc.
File No.:         811-7044
Date of Filing:    8-27-2002
Accession No.:  0000890064-02-000012
CIK:     0000890064


Entity:  Dreyfus VIF Appreciation
File No.:         811-05125
Date of Filing:   8-28-2002
Accession No.     0000813383-02-000017
CIK:     0000813383


Entity:  Dreyfus VIF Small Cap
File No.:         811-05125
Date of Filing:   8-28-2002
Accession No.     0000813383-02-000017
CIK:     0000813383

Entity:  Fidelity VIP Contrafund Portfolio
         Fidelity VIP Equity Income Portfolio
         Fidelity VIP Index 500 Portfolio
File No.:         811-03329
Date of Filing:   8-20-2002
Accession No.     0000356494-02-000019
CIK:     0000356494


Entity:  Franklin Small Cap Fund - Class 2
File No.:         811-5583
Date of Filing:   8-27-2002
Accession No.     0000737274-02-000025
CIK:     0000837274

Entity:  Franklin Small Cap Value Securities Fund - Class 2
File No.:         811-5583
Date of Filing:   8-27-2002
Accession No.     0000737274-02-000025
CIK:     0000837274

Entity:  Franklin Technology Securities Fund
File No.:         811-5583
Date of Filing:   8-27-2002
Accession No.     0000737274-02-000025
CIK:     0000837274


Entity:  Janus Aspen Series Balanced - Service Shares
File No.:         811-007736
Date of Filing:   8-21-2002
Accession No.     0001012709-02-001187
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-21-2002
Accession No.     0001012709-02-001187
CIK:     0000906185


Entity:  MFS VIT Emerging Growth
File No.:         811-08326
Date of Filing:    8-19-2002
Accession No.     0000950156-02-000323
CIK:  0000918571


Entity:  MFS VIT Investor Trust Series
File No.:         811-08326
Date of Filing: 8-19-2002
Accession No.  0000950156-02-000320
CIK:  0000918571

Entity:  MFS VIT Research
File No.:         811-08326
Date of Filing:  8-16-2002
Accession No.  0000950156-02-000319
CIK:     0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income
File No.:         811-07607
Date of Filing:   8-26-2002
Accession No.  0000912057-02-033415
CIK:  0001011378

Entity:  Miller Anderson UIF High Yield
File No.:         811-07607
Date of Filing:   8-26-2002
Accession No.  0000912057-02-033415
CIK:     0001011378

Entity:  OCC Accumulation Trust Managed
File No.:         811-08512
Date of Filing:   8-16-2002
Accession No.     0000912057-02-032647
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   8-16-2002
Accession No.     0000912057-02-032647
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income
File No.: 811-08399
Date of Filing: 9-5-2002
Accession No.:  0001017062-02-001609
CIK: 001047304

Entity:  Van Kampen UIF Emerging Markets Equity
File No.:         811-4419
Date of Filing:   8-26-2002
Accession No.     0000950144-02-009244
CIK:     0000778207

Entity:  Van Kampen UIF International Magnum
File No.:         811-4419
Date of Filing:   8-26-2002
Accession No.     0000950144-02-009244
CIK:     0000778207